Income Taxes (Details) - Schedule of taxes payable - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of taxes payable [Abstract]
VAT taxes payable	$ 442,054	$ 504,673
Income taxes payable	2,272,072	1,696,252
Other taxes payable	8,283	4,686
Total	$ 2,722,409	$ 2,205,611